[GRAPHIC]

SunAmerica

THE RETIREMENT SPECIALIST

Money Market Fund

2001 SEMIANNUAL REPORT


                                                             [LOGO] SunAmerica
                                                                    Mutual Funds

                   Table of Contents
--------------------------------------------------------------------------------

                    MONEY MARKET REVIEW AND OUTLOOK.........................   1

                    STATEMENT OF ASSETS AND LIABILITIES.....................   2

                    STATEMENT OF OPERATIONS.................................   3

                    STATEMENT OF CHANGES IN NET ASSETS......................   4

                    FINANCIAL HIGHLIGHTS....................................   5

                    PORTFOLIO OF INVESTMENTS................................   6

                    NOTES TO FINANCIAL STATEMENTS...........................   8

                                          [LOGO OF SUNAMERICA MUTUAL FUNDS]

                        June 30, 2001 SEMIANNUAL REPORT

Dear Shareholders:

  We are pleased to present you with this semiannual report for the SunAmerica Money Market Fund for the period ended June 30, 2001.

  The money markets were impacted the most during the semiannual period by the Federal Reserve Board's six interest rate cuts since the start of the new year.

  . On January 3, 2001, the Federal Reserve Board lowered the targeted federal funds rate by 0.50% to 6.00%. This surprise inter-meeting move directly followed the January 2nd release of the National Association of Purchasing Managers (NAPM) report, which indicated weakness not seen since the recession of 1991.

  . At the next two scheduled meetings, on January 31 and March 20, the Federal Reserve Board again lowered interest rates by 0.50% each time. These rate cuts addressed Federal Reserve Board concerns about weakness in consumer demand, uncertainty in equity markets and a slowdown in manufacturing in the last half of 2000.

  . In another surprise inter-meeting move, the Federal Reserve Board lowered interest rates by 0.50% on April 18 and then did so for the fifth time at its next scheduled meeting on May 15.

  . On June 27, in a show of restraint given the significant stimulus already in the pipeline, the Federal Reserve Board cut interest rates again, but this time by 0.25%.

  This half-year easing of monetary policy proved the most concentrated effort to rejuvenate the economy in the central bank's history. Throughout, the Federal Reserve Board consistently cited falling corporate profits, declining business capital investment, slower economic growth abroad and weak consumer confidence in the U.S. as primary reasons for its rate reduction campaign.

  The result of the Federal Reserve Board's aggressive easing mode in the money markets was a steepening yield curve and an overall decline in yields. For example, one-month commercial paper yields declined 2.60% over the semiannual period, closely tracking the 2.75% cut in the targeted federal funds rate. Given this scenario, we kept the Money Market Fund's average weighted maturity position somewhat longer than the benchmark position over most of the semiannual period in an effort to lock in higher yields. Toward the end of the period, we shortened the Fund's overall maturity and as of June 30, 2001, the Fund's average weighted maturity stood at 56 days, neutral to that of the Donaghue Average.

  In light of ongoing public announcements of job layoffs and fragile consumer confidence, we believe it is too early to call for an end to the current Federal Reserve Board easing cycle. As you read this report, an additional rate cut could be in place. Accordingly, we intend to maintain our bias toward a longer average weighted maturity position than the benchmark for the Fund over the near term. We will also, of course, continue to search for the best relatively valued securities.


        Average Annual Total Returns through
        6-30-01*                                             7-Day    7-Day
                                   Six    One  Five   Ten  Effective Current
                                  months year  year  year    Yield    Yield
                                 ------- ----- ----- ----- --------- -------
        A Shares
         With maximum sales
         charge                   2.08%  5.23% 4.85% 4.25%   3.34%    3.29%

        * Past performance is no guarantee of future results.


/s/ Michael Cheah, CFA
Michael Cheah, CFA
Portfolio Manager

                                                           [LOGO OF SUNAMERICA
                                                           MUTUAL FUNDS]

    SunAmerica Money Market Fund
    STATEMENT OF ASSETS AND LIABILITIES --  June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

ASSETS:

Investment securities, at value (amortized cost $1,053,113,410).  $1,053,113,410
Cash............................................................       1,284,929
Receivables for fund shares sold................................       3,372,783
Interest receivable.............................................         920,160
Receivable for Manager Reimbursement............................             138
Prepaid expenses................................................          11,515
                                                                  --------------
 Total assets...................................................   1,058,702,935
                                                                  --------------
LIABILITIES:

Payable for fund shares repurchased.............................      13,865,349
Payable for investments purchased...............................      10,003,125
Dividends payable...............................................       1,373,369
Accrued expenses................................................         561,666
Investment advisory and management fees payable.................         406,268
Distribution and service maintenance fees payable...............         156,910
                                                                  --------------
 Total liabilities..............................................      26,366,687
                                                                  --------------
   Net assets...................................................  $1,032,336,248
                                                                  ==============
NET ASSETS WERE COMPOSED OF:

Common stock, $.001 par value (10 billion shares authorized)....  $    1,032,335
Additional paid-in capital......................................   1,031,207,433
                                                                  --------------
                                                                   1,032,239,768
Accumulated undistributed net investment income.................          96,480
                                                                  --------------
   Net assets...................................................  $1,032,336,248
                                                                  ==============

Class A:
Net asset value ($979,739,977/979,738,306 shares outstanding)............. $1.00
                                                                           -----
Class B:
Net asset value ($37,666,545/37,666,473 shares outstanding)............... $1.00
                                                                           -----
Class II:
Net asset value ($14,929,726/14,929,726 shares outstanding)............... $1.00
                                                                           -----

See Notes to Financial Statements

    SunAmerica Money Market Fund
    STATEMENT OF OPERATIONS -- For the six months ended June 30, 2001
    (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
 Interest..............................................             $27,359,301
                                                                    -----------
EXPENSES:
 Investment advisory and management fees...............  $2,476,472
 Transfer Agent and shareholder servicing fees and
  expenses-Class A.....................................   1,271,180
 Transfer Agent and shareholder servicing fees and
  expenses-Class B.....................................      45,053
 Transfer Agent and shareholder servicing fees and
  expenses-Class II....................................      18,645
 Service maintenance fees-Class A......................     741,192
 Distribution and service maintenance fees-Class B.....     148,673
 Distribution and service maintenance fees-Class II....      59,586
 Custodian fees and expenses...........................     108,922
 Registration fees-Class A.............................      38,410
 Registration fees-Class B.............................       8,991
 Registration fees-Class II............................      12,624
 Printing expense......................................      37,550
 Directors' fees and expenses..........................      20,554
 Audit and tax consulting fees.........................      10,485
 Legal fees and expenses...............................       3,486
 Insurance expense.....................................       2,223
 Miscellaneous expenses................................       2,445
                                                         ----------
                                                                      5,006,491
                                                                    -----------
 Less: expense offset and reimbursement................                 (19,411)
                                                                    -----------
 Net expenses..........................................               4,987,080
                                                                    -----------
Net investment income..................................              22,372,221
                                                                    -----------
REALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments (Note 2).............              (2,300,000)
 Net increase from payment by affiliate resulting from
  net losses realized on the disposal of investments
  not meeting the investment guidelines of the fund
  (Note 2).............................................               2,300,000
                                                                    -----------
 Net realized gain (loss) on investments...............                       0
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...             $22,372,221
                                                                    ===========

See Notes to Financial Statements

    SunAmerica Money Market Fund
    STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                 For the six     For the year
                                                 months ended       ended
                                                June 30, 2001    December 31,
                                                 (unaudited)         2000
                                                --------------  --------------
INCREASE IN NET ASSETS:
Operations:
 Net investment income......................... $   22,372,221  $   48,868,516
 Net realized loss on investments (Note 2).....     (2,300,000)            --
 Net increase from payment by affiliate
  resulting from net losses realized on the
  disposal of investments not meeting the
  investment guidelines of the fund (Note 2)...      2,300,000             --
                                                --------------  --------------
Net increase in net assets resulting from
 operations....................................     22,372,221      48,868,516
Dividends and distributions to shareholders:
 From net investment income (Class A)..........    (21,569,766)    (47,147,951)
 From net investment income (Class B)..........       (569,945)     (1,369,820)
 From net investment income (Class II).........       (231,146)       (382,170)
                                                --------------  --------------
Total dividends and distributions to
 shareholders..................................    (22,370,857)    (48,899,941)
Increase in net assets from fund share
 transactions (Note 4).........................     26,095,469      81,709,708
                                                --------------  --------------
Total increase in net assets...................     26,096,833      81,678,283
Net Assets:
Beginning of year..............................  1,006,239,415     924,561,132
                                                --------------  --------------
End of period (including undistributed net
 investment income of $96,125 and $95,116 at
 June 30, 2001 and December 31, 2000,
 respectively)................................. $1,032,336,248  $1,006,239,415
                                                ==============  ==============




See Notes to Financial Statements

    SunAmerica Money Market Fund
    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                            Net                                      Net               Net                      Ratio of
                           Asset                         Dividends  Asset             Assets   Ratio of      net investment
                           Value      Net     Total from  from net  Value             end of   expenses        income to
         Period          beginning investment investment investment end of   Total    period  to average        average
         Ended           of period   income   operations   income   period Return(1) (000's)  net assets       net assets
         ------          --------- ---------- ---------- ---------- ------ --------- -------- ----------     --------------
                                                        Class A
                                                      -----------
12/31/96................  $1.000     $0.045     $0.045    $(0.045)  $1.000   4.61%   $398,698    1.00%(2)         4.52%
12/31/97................   1.000      0.047      0.047     (0.047)   1.000   4.82     511,908    0.98(2)          4.73
12/31/98................   1.000      0.047      0.047     (0.047)   1.000   4.80     687,801    0.95(2)          4.70
12/31/99................   1.000      0.044      0.044     (0.044)   1.000   4.44     881,223    0.95(2)          4.36
12/31/00................   1.000      0.054      0.054     (0.054)   1.000   5.57     971,137    0.95             5.47
6/30/01(6)..............   1.000      0.021      0.021     (0.021)   1.000   2.08     979,740    0.93(3)          4.37
                                                        Class B
                                                      -----------
12/31/96................  $1.000     $0.038     $0.038    $(0.038)  $1.000   3.83%   $ 29,114    1.77%(2)         3.76%
12/31/97................   1.000      0.040      0.040     (0.040)   1.000   4.03      28,391    1.74(2)          3.95
12/31/98................   1.000      0.039      0.039     (0.039)   1.000   3.96      34,828    1.75(2)          3.88
12/31/99................   1.000      0.035      0.035     (0.035)   1.000   3.59      35,103    1.75(2)          3.53
12/31/00................   1.000      0.046      0.046     (0.046)   1.000   4.72      24,090    1.76             4.62
6/30/01(6)..............   1.000      0.017      0.017     (0.017)   1.000   1.69      37,666    1.74(3)          3.45
                                                       Class II
                                                     ------------
10/2/97-12/31/97(4).....  $1.000     $0.010     $0.010    $(0.010)  $1.000   1.00%   $    402    1.75%(3)(5)      4.01%(3)
12/31/98................   1.000      0.039      0.039     (0.039)   1.000   3.94       1,433    1.75(5)          3.83
12/31/99................   1.000      0.035      0.035     (0.035)   1.000   3.57       8,235    1.61             3.59
12/31/00................   1.000      0.046      0.046     (0.046)   1.000   4.73      11,012    1.75(5)          4.67
6/30/01(6)..............   1.000      0.017      0.017     (0.017)   1.000   1.70      14,930    1.75(3)(5)       3.49

------
(1) Total return is not annualized and does not reflect sales load
(2) Net of transfer agent expense credits of:

                    12/31/96 12/31/97 12/31/98 12/31/99
                    -------- -------- -------- --------
   Class A.........  0.03%    0.02%    0.03%    0.01%
   Class B.........  0.04%    0.02%    0.01%     --

(3) Annualized
(4) Commencement of sale of respective class of shares
(5) Net of the following expense reimbursements (based on average net assets):

                    12/31/97 12/31/98 12/31/00  6/30/01
                    -------- -------- -------- --------
   Class II........  4.74%    2.55%    0.18%    0.14%

(6) Unaudited

See Notes to Financial Statements

    SunAmerica Money Market Fund
    PORTFOLIO OF INVESTMENTS -- June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                            Principal
                              Amount                                    Value
Security Description      (in thousands)  Rate**        Maturity      (Note 2)
--------------------------------------------------------------------------------
COMMERCIAL PAPER-52.6%
Amstel Funding Corp.....     $20,000     4.00-4.01% 7/09/01-8/15/01  $19,941,089
Apreco, Inc.............      20,000     3.89-4.01  8/06/01-9/17/01   19,875,617
Atlantis One Funding
 Corp. .................      20,000     3.73-4.60  7/27/01-9/11/01   19,892,178
Barton Capital Corp.....      10,000       3.90         7/17/01        9,982,667
BP Amoco Capital Corp.
 PLC....................      30,000       4.14         7/02/01       29,996,550
Citibank Capital Corp...      30,000       4.18         7/02/01       29,996,517
Delaware Funding Corp...      20,000     3.83-3.92  7/13/01-7/19/01   19,967,783
Edison Asset
 Securitization LLP.....      30,000     3.77-4.00  7/05/01-7/20/01   29,970,269
Executive Jet, Inc......      10,000       3.76         7/09/01        9,991,644
Exxon Project Investment
 Corp...................      10,000       3.73         7/03/01        9,997,928
General Electric Capital
 Corp...................      20,000     3.80-4.83  7/03/01-7/18/01   19,975,081
Giro Funding Corp.......      30,000     3.84-4.69  7/16/01-8/08/01   29,917,447
Golden Peanut Co. ......      10,000       3.60         9/26/01        9,913,000
Goldman Sachs & Co......      20,000     3.75-5.20  7/05/01-7/17/01   19,972,722
Govco., Inc.............      20,000     3.95-3.96  7/06/01-7/10/01   19,984,625
Grand Funding Corp......      20,000     3.72-3.90  7/18/01-8/10/01   19,940,250
Merck & Co., Inc........      20,000     3.70-3.88  7/02/01-7/05/01   19,994,811
Minnesota Mining &
 Manfacturing Co........      10,000       3.75         7/11/01        9,989,583
Moat Funding Corp. .....      10,000       3.63         9/27/01        9,911,267
Monsanto Co.............      10,000       3.75         11/15/01       9,857,292
Pfizer, Inc.............      10,000       3.66         7/27/01        9,973,567
Sigma Finance Corp......      10,000       4.61         9/04/01        9,916,764
Silver Tower US Funding
 LLC....................      30,000     4.01-4.59  7/26/01-9/04/01   29,837,556
Sunflowers Funding
 Corp...................      10,000       4.00         7/02/01        9,998,889
Superior Funding Capital
 Corp. .................      10,000       3.97         7/06/01        9,994,486
Sydney Capital Corp,
 Inc. ..................      20,000     3.96-4.01  7/02/01-7/19/01   19,979,086
Toyota Motor Credit
 Corp...................      20,000     3.79-3.94  7/06/01-7/13/01   19,981,894
TransAmerica Finance
 Corp. .................      10,000       4.60         8/23/01        9,932,278
UBS Finance, Inc........      35,000     3.60-4.16  7/02/01-12/06/01  34,839,111
Wal-Mart Stores, Inc....      20,000     3.73-3.75  7/03/01-7/10/01   19,988,553
                                                                     -----------
Total Commercial Paper
 (amortized cost
 $543,510,504)..........                                             543,510,504
                                                                     -----------
GOVERNMENT AGENCIES-
 36.5%
Agency for International
 Development Panama+....       3,852       4.45         7/04/01        3,869,996
Federal Farm Credit
 Bank+..................      15,000       3.74         7/02/01       15,000,000
Federal Home Loan Bank..     106,500     4.44-5.89  7/11/01-9/26/01  105,899,249
Federal Home Loan
 Mortgage Corp..........      60,000     3.95-5.10  7/02/01-7/02/02   59,218,272
Federal National
 Mortgage Association...     145,000     3.67-5.21  7/12/01-3/22/02  142,825,242
Federal National
 Mortgage Association+..      10,000       3.75         7/03/01        9,998,891
Private Export Funding
 Corp...................      30,000     4.15-4.52  7/17/01-8/10/01   29,897,000
Student Loan Marketing
 Association............      10,000       3.86         6/14/02        9,642,333
                                                                     -----------
Total Government
 Agencies
 (amortized cost
 $376,350,983)..........                                             376,350,983
                                                                     -----------

    SunAmerica Money Market Fund
    PORTFOLIO OF INVESTMENTS -- June 30, 2001 (unaudited) -- (continued)
--------------------------------------------------------------------------------


                                   Principal
                                     Amount                            Value
Security Description             (in thousands)  Rate**   Maturity    (Note 2)
----------------------------------------------------------------------------------
MEDIUM TERM NOTES-5.6%
American Express
 Centurion Bank+........            $10,000       4.18%   8/07/01  $   10,000,000
Goldman Sachs & Co.+....              8,000       4.16    7/15/01       8,000,000
Merrill Lynch & Co.,
 Inc.+..................             10,000       3.91    7/03/01      10,000,000
Merrill Lynch & Co.,
 Inc. ..................             10,000       4.18    6/05/02      10,000,000
National Rural Utilities
 Cooperative Finance
 Corp. .................             10,000       4.80    7/20/01      10,000,000
Sigma Finance Corp.+....             10,000       4.58    7/25/01      10,123,923
                                                                   --------------
Total Medium Term Notes
 (amortized cost
 $58,123,923)...........                                               58,123,923
                                                                   --------------
TAXABLE MUNICIPAL MEDIUM
 TERM NOTES-3.9%
California Pollution
 Control Financing+.....              6,500       3.93    7/04/01       6,500,000
Courtyards Mackinaw
 LLC+...................              5,015       3.87    7/05/01       5,015,000
Illinois Student
 Assistance Corp.+......             21,000     3.85-3.87 7/04/01      21,000,000
Texas G.O.+.............              7,415       3.87    7/04/01       7,415,000
                                                                   --------------
Total Taxable Municipal
 Medium Term Notes
 (amortized cost
 $39,930,000)...........                                               39,930,000
                                                                   --------------
Total Investment
 Securities
 (amortized cost
 $1,017,915,410)........                                            1,017,915,410
                                                                   --------------
REPURCHASE AGREEMENTS-
 3.4%
State Street Bank &
 Trust Co.
 Joint Repurchase
 Agreement (Note 2).....              8,498       3.82    7/02/01       8,498,000
United Bank of
 Switzerland
 Joint Repurchase
 Agreement (Note 2).....             26,700       3.90    7/02/01      26,700,000
                                                                   --------------
Total Repurchase
 Agreements
 (cost $35,198,000).....                                               35,198,000
                                                                   --------------
TOTAL INVESTMENTS-
 (amortized cost
 $1,053,113,410*).......  102.0%                                    1,053,113,410
Liabilities in excess of
 other assets...........   (2.0)                                      (20,777,162)
                          -----                                    --------------
NET ASSETS..............  100.0%                                   $1,032,336,248
                          =====                                    ==============

----------
* At June 30, 2001 the cost of securities for Federal income tax purposes was the same for book purposes
** Rates shown are rates in effect as of June 30, 2001
+ Variable rate security; maturity date reflects the next reset date G.O.General Obligation

    Portfolio breakdown as a percentage of net assets (excluding Repurchase
                            Agreements) by industry@

Government Agency   36.5%
Securities Holding
 Companies          22.1
Receivable
 Companies          15.3
Finance             10.1

Industrials      9.7%
Municipalities   3.9
Banking          1.0
                ----
                98.6%
                ====

@ As grouped by Moody's Investors Service Global Short Term Market Record

See Notes to Financial Statements

    SunAmerica Money Market Fund
    NOTES TO FINANCIAL STATEMENTS -- June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

Note 1. Organization
        ------------

  SunAmerica Money Market Fund (the "Fund") is an open-end diversified management investment company organized as a Maryland Corporation. The investment objective of the Fund is to seek as high a level of current income as is consistent with liquidity and stability of capital through investment primarily in high quality money market instruments. The Fund is managed by SunAmerica Asset Management Corp. ("SAAMCo"), an indirect wholly-owned subsidiary of American International Group, Inc.

  The Fund currently offers three classes of shares. The classes within the Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

  Class A shares-- Offered at the next determined net asset value per share. Class B shares-- Offered at the next determined net asset value per share, although a declining contingent deferred sales charge ("CDSC") may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class A shares on the first business day of the month after seven years from the issuance of such shares and at such time are no longer subject to a distribution fee.
  Class II shares-- Offered at the next determined net asset value per share.
                    Certain redemptions made within 18 months of the date of purchase are subject to a contingent deferred sales charge.

  Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. Class A, Class B, and Class II shares each make distribution and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Act"), except that Class B shares and Class II shares are subject to distribution fees.

Note 2. Significant Accounting Policies
        -------------------------------
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements:

  Security Valuations: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

  Repurchase Agreements: The Fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or

    SunAmerica Money Market Fund
    NOTES TO FINANCIAL STATEMENTS -- June 30, 2001 (unaudited) -- (continued)
--------------------------------------------------------------------------------
  if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

  Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolio is permitted to participate in joint repurchase agreement transactions with other affiliated mutual funds.

  As of June 30, 2001, the Fund had an 8.9% undivided interest, which represented $26,700,000 in principal amount, in a repurchase agreement in a joint account with other SunAmerica managed funds. As of such date, the repurchase agreement in the joint account and the collateral therefore were as follows:

  United Bank of Switzerland Repurchase Agreement, 3.90% dated 6/29/01 in aggregate principal amount of $300,000,000, repurchase price $300,097,500 due 7/02/01 collateralized by $200,000,000 U.S Treasury Bonds 8.75% due 5/15/17 and $40,326,000 U.S. Treasury Notes 7.25% due 5/15/04, approximate aggregate value $306,001,673.

  In addition, as of June 30, 2001, the fund had a 4.4% undivided interest, which represented $8,498,000 in principal amount, in a repurchase agreement in a joint account with other SunAmerica managed funds. As of such date, the repurchase agreement in the joint account and collateral therefore were as follows:

  State Street Bank & Trust Co. Repurchase Agreement, 3.82% dated 6/29/01 in aggregate principal amount of $193,539,000, repurchase price $193,600,610 due 7/02/01 collateralized by $70,545,000 U.S Treasury Notes 6.38% due 1/31/02, $47,120,000 U.S Treasury Notes 6.50% due 2/28/02, $56,115,000 U.S
  Treasury Bonds 8.13% due 5/15/21 and $3,925,000 U.S Treasury Bill 3.46% due 9/20/01, approximate aggregate value $197,439,800.

  Securities Transactions, Investment Income and Distributions to
  Shareholders: Securities transactions are recorded as of the trade date. Interest income, including the accretion of discount and amortization of premium, is accrued daily. Realized gains and losses on sales of investments are calculated on the identified cost basis.

  Net investment income other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

  Dividends from net investment income are declared daily and paid monthly.

  Use of Estimates in Financial Statement Preparation: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

    SunAmerica Money Market Fund
    NOTES TO FINANCIAL STATEMENTS -- June 30, 2001 (unaudited) -- (continued)
--------------------------------------------------------------------------------

  Federal Income Taxes: It is the Fund's policy to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income or excise tax provisions are required.

  At December 31, 2000, the Fund had a capital loss carryforward available of $43,879 which will expire as follows:

                                      Expiration
             -------------------------------------------------------------------------------
              2002          2003                2004                2006               2008
             ------        -------             -------             ------             ------
             $4,386        $11,725             $15,660             $7,775             $4,333

  To the extent that these capital loss carryforwards are utilized to offset future net realized gains on securities transactions, the gain, so offset will not be distributed to the shareholders, to the extent provided by the regulations.

  Capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund has incurred and will elect to defer $24,281 of such capital losses.

  In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued and is effective for fiscal years beginning after December 15, 2000. The revised guide requires that funds reflect in the financial statements the net increase from payments by affiliates and net gains (losses) realized on the disposal of investments in violation of restrictions. The Fund adopted this principal in these financial statements.

  On January 17, 2001, Pacific Gas & Electric Corp. defaulted on the payment of the maturity proceeds for its Commercial Paper due that date. The SunAmerica Money Market Fund held $10 million face amount of this paper. SAAMCo, the Fund's adviser, purchased the paper from the Fund for $10,000,000 and received no shares of the Fund or other consideration in exchange for purchasing the paper. As a result, there was no impact to the shareholders. The Commercial Paper was valued at approximately $7,700,00 at the time of the purchase and would have resulted in a loss of $2,300,000 to the Fund if sold in the open market.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement
        --------------------------------------------------------------------
        and Service Agreement
        ---------------------

  The Fund has an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo, an indirect wholly owned subsidiary of American International Group, Inc. Under the Agreement, SAAMCo provides continuous supervision of the Fund's portfolio and administers its corporate affairs, subject to general review by the Directors. In connection therewith, SAAMCo furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of SAAMCo and its affiliates. The investment advisory and management fee to SAAMCo is computed daily and payable monthly, at an annual rate of .50% on the first $600 million of the Fund's daily net assets, .45% on the next $900 million of net assets and .40% on net assets over $1.5 billion.

    SunAmerica Money Market Fund
    NOTES TO FINANCIAL STATEMENTS -- June 30, 2001 (unaudited) -- (continued)
--------------------------------------------------------------------------------

  For the six months ended June 30, 2001, SAAMCo has agreed to reimburse expenses of $8,954 for the Money Market Fund Class II.

  The Fund has a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Adviser. The Fund has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's board of directors and approved by its shareholders. Pursuant to such rule, the Directors and the shareholders of each class of shares of the Fund have adopted Distribution Plans hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class II Plan". In adopting the Class A Plan, the Class B Plan and the Class II Plan, the Directors determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of the Class B shares and Class II shares will not be used to subsidize the sale of Class A shares.

  Under the Class B Plan and the Class II Plan the Distributor receives payments from the Fund at the annual rate of up to 0.75% of the average daily net assets of the Fund's Class B and Class II shares, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class B and Class II Plan may exceed the Distributor's distribution costs as described above. The Class A Plan does not provide for a distribution fee. The Distribution Plans provide that each class of shares of the Fund may also pay the Distributor an account maintenance and service fee of up to an annual rate of 0.15% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. In this regard, some payments are used to compensate broker-dealers with account maintenance and service fees in an amount up to 0.15% per year of the assets maintained in the Fund by their customers. For the six months ended June 30, 2001, SACS received fees (see the Statement of Operations) based upon the aforementioned rates.

  SACS receives sales charges on the Fund's Class II shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. For the six months ended June 30, 2001, SACS received sales charges in the amount of $19,878, with $10,363 and $9,515 paid to affiliated and non-affiliated broker-dealers, respectively.

  SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of the Fund's Class A, Class B and Class II shares. The Fund's Class A contingent deferred sales charges are the result of purchases in excess of $1,000,000 into Class A of another fund in the SunAmerica Family of Mutual Funds and a subsequent exchange into the Fund,

    SunAmerica Money Market Fund
    NOTES TO FINANCIAL STATEMENTS -- June 30, 2001 (unaudited) -- (continued)
--------------------------------------------------------------------------------
  that was then redeemed within two years after the original purchase of such shares. For the six months ended June 30, 2001, SACS informed the Fund that it received approximately $98,650, $191,435 and $22,129 in contingent deferred sales charges from certain redemptions of the Fund's Class A, Class
  B and Class II shares, respectively.

  The Fund has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement permits the Fund to reimburse SAFS for costs incurred in providing such services, based upon an annual rate of 0.22% of average daily net assets, which is approved annually by the Directors. For the six months ended June 30, 2001 the Fund incurred expenses of $1,087,081, $36,342 and $14,565 for Class A, Class B and Class II, respectively, to reimburse SAFS pursuant to the terms of the Service Agreement. Of this amount, $177,852, $6,193 and $2,521 was payable to SAFS at June 30, 2001 for Class A, Class B and Class II, respectively.

Note 4. Capital Share Transactions
        --------------------------

  Transactions in shares of each class, all at $1.00 per share, for the six months ended June 30, 2001 and for the prior year were as follows:

                                         Class A                         Class B                       Class II
                             -------------------------------  -----------------------------  -----------------------------
                                 For the         For the          For the        For the         For the        For the
                             six months ended   year ended    six months ended  year ended   six months ended  year ended
                              June 30, 2001    December 31,    June 30, 2001   December 31,   June 30, 2001   December 31,
                               (unaudited)         2000         (unaudited)        2000        (unaudited)        2000
                             ---------------- --------------  ---------------- ------------  ---------------- ------------
   Shares sold.............    2,255,638,062   5,039,198,413     67,370,578     137,039,629     54,352,586     87,175,030
   Reinvested dividends....       20,211,646      46,029,330        460,941       1,129,701        195,679        286,780
   Shares redeemed.........   (2,267,248,478) (4,995,282,429)   (54,255,175)   (149,181,712)   (50,630,369)   (84,685,034)
                              --------------  --------------    -----------    ------------    -----------    -----------
   Net increase (decrease).        8,601,230      89,945,314     13,576,344     (11,012,382)     3,917,896      2,776,776
                              ==============  ==============    ===========    ============    ===========    ===========

Note 5. Directors' Retirement Plan
        --------------------------

  The Directors (and Trustees) of the SunAmerica Family of Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Directors. The Retirement Plan provides generally that if an unaffiliated Director who has at least 10 years of consecutive service as a Disinterested Director of any of the SunAmerica mutual funds (an "Eligible Director") retires after reaching age 60 but before age 70 or dies while a Director, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Director. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a

    SunAmerica Money Market Fund
    NOTES TO FINANCIAL STATEMENTS -- June 30, 2001 (unaudited) -- (continued)
--------------------------------------------------------------------------------
  Disinterested Director of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70th birthday. An Eligible Director may receive benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of June 30, 2001, the Fund had accrued $115,520 for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities and for the six months ended June
  30, 2001 expensed $8,929 for the Retirement Plan, which is included in Directors' fees and expenses on the Statement of Operations.

    SunAmerica Money Market Fund
--------------------------------------------------------------------------------

FASTFACTS . . . Available for your convenience

The easy and convenient way to obtain the most current information on your mutual funds. By calling our toll free number, 1-800-654-4760, you can receive mutual fund information 24 hours a day. If you require any additional information, please call us at 1-800-858-8850 Monday-Friday 8:30 a.m.-7:00 p.m. (Eastern time).

Here's How it Works

All you need is:
 * A Touch-Tone Telephone
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   (the last four digits of your Social Security number, a tax identification number or a number chosen by you)
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
                     CLASS
                  -----------
                   A   B  II
EQUITY FUNDS      --- --- ---
Balanced Assets    51 551 731
Blue Chip Growth  522  22 822
Growth
 Opportunities     71 571 821
New Century        36 536 836
Growth and
 Income            24 524 824
"Dogs" of Wall
 Street           720 730 740
BioTech/Health
 30                64 164 864
Tax Managed
 Equity           729 739 749

                    CLASS
                 -----------
                  A   B  II
INCOME FUNDS     --- --- ---
U.S. Government
 Securities       70 570 770
GNMA             534  34 734
Diversified
 Income          580  80 780
High Income       28 228 828
Tax Exempt
 Insured          33 533 733
Money Market      35 535 735

                     CLASS
                  -----------
STYLE SELECT       A   B  II
SERIES            --- --- ---
Multi-Cap Growth  701 711 771
Mid-Cap Growth    702 712 772
Value             704 714 774
International
 Equity           703 713 773
Small-Cap Value   705 715 775
Large-Cap Value   706 716 776
Focused Growth
 and Income       708 728 778
Large-Cap Growth  709 719 779
Focused Growth    722 732 742
Focused Value      37 537 737
Focused TechNet   346 546 746


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                                       14

[LOGO] SunAmerica
       Mutual Funds

The SunAmerica Center
733 Third Avenue
New York, NY 10017-3204

Trustees
     S. James Coppersmith
     Samuel M. Eisenstat
     Stephen J. Gutman
     Peter A. Harbeck
     Sebastiano Sterpa

Officers
     Peter A. Harbeck, President
     Michael Cheah, Vice President
     J. Steven Neamtz, Vice President
     John Risner, Vice President
     Brian Wiese, Vice President
     Robert M. Zakem, Secretary
     Peter C. Sutton, Treasurer
     Peter E. Pisapia, Vice President and
     Assistant Secretary
     Donna M. Handel, Vice President and
     Assistant Treasurer
     Patrick Cronin, Assistant Treasurer
     Laura Filippone, Assistant Treasurer
     Cheryl L. Hawthorne, Assistant Treasurer
     Keith Roach, Assistant Treasurer
     Stacey V. Morrison, Assistant Secretary
     Abbe P. Stein, Assistant Secretary

Investment Adviser
     SunAmerica Asset Management Corp.
     The SunAmerica Center
     733 Third Avenue
     New York, NY 10017-3204

Distributor
     SunAmerica Capital Services, Inc.
     The SunAmerica Center
     733 Third Avenue
     New York, NY 10017-3204

Shareholder Servicing Agent
     SunAmerica Fund Services, Inc.
     The SunAmerica Center
     733 Third Avenue
     New York, NY 10017-3204

Custodian and Transfer Agent
     State Street Bank and Trust Company
     P.O. Box 419572
     Kansas City, MO 64141-6572

This report is submitted solely for the general information of shareholders of the Fund. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

The accompanying report has not been examined by independent accountants and accordingly no opinion has been expressed thereon.

Distributed by:
SunAmerica Capital Services, Inc.

[LOGO OF MEMBER OF AMERICAN INTERNATIONAL GROUP, INC.]